Fair Value Hierarchy - Additional Information (Details) - USD ($)	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Disclosure of Financial Instruments [Line Items]
Financial assets	$ 1,064,000	$ 148,000	$ 42,000	$ 459,000
Level 3
Disclosure of Financial Instruments [Line Items]
Financial assets	0	$ 0
Level 2 and 3
Disclosure of Financial Instruments [Line Items]
Transfers Out Of Level 3 Of Fair Value Hierarchy Liabilities	$ 0